Note 3 - Balance Sheet Components (10-K) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	June 30, 2024	December 31, 2023
Prepaid clinical trial costs (current portion)	$1,921,190	$1,282,746
Prepaid insurance premiums	36,899	110,695
Prepaid rent	13,045	13,045
Other prepaid expenses	10,000	26,667
Total prepaid expenses	$1,981,134	$1,433,153

	2023	2022
Prepaid clinical trial costs (current portion)	$1,282,746	$1,171,077
Prepaid insurance premiums	110,695	107,876
Prepaid rent	13,045	13,045
Other prepaid expenses	26,667	34,000
Total prepaid expenses	$1,433,153	$1,325,998

Property, Plant and Equipment [Table Text Block]
	June 30, 2024	December 31, 2023
Equipment and furnishings	$774,758	$774,758
Leasehold improvements	115,605	115,605
Total property and equipment	890,363	890,363
Accumulated depreciation and amortization	(719,826)	(680,674)
Total property and equipment, net	$170,537	$209,689

	2023	2022
Equipment and furnishings	$774,758	$725,812
Leasehold improvements	115,605	115,605
Total property and equipment	890,363	841,417
Accumulated depreciation and amortization	(680,674)	(606,505)
Total property and equipment, net	$209,689	$234,912

Schedule of Other Assets [Table Text Block]
	June 30, 2024	December 31, 2023
Prepaid clinical trial costs (noncurrent portion)	$-	$1,106,778
Prepaid technology license fees	70,000	70,000
Deposits	11,010	11,010
Total other assets	$81,010	$1,187,788

	2023	2022
Prepaid clinical trial costs (noncurrent portion)	$1,106,778	$2,083,276
Prepaid technology license fees	70,000	80,000
Deposits	11,010	11,010
Total other assets	$1,187,788	$2,174,286

Schedule of Accrued Liabilities [Table Text Block]
	June 30, 2024	December 31, 2023
Payroll-related liabilities	$168,974	$114,337
Accrued clinical trial costs	351,460	490,635
Accrued contract manufacturing costs	1,687,874	-
Other accrued expenses	70,000	111,959
Total accrued expenses	$2,278,308	$716,931

	2023	2022
Accrued license fees	$-	$2,000,000
Payroll-related liabilities	114,337	550,810
Other accrued expenses	602,594	449,402
Total accrued expenses	$716,931	$3,000,212